Document and Entity Information	Sep. 02, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2022
Entity Registrant Name	LGL GROUP, INC.
Entity Central Index Key	0000061004
Entity Emerging Growth Company	false
Entity File Number	001-00106
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1799862
Entity Address, Address Line One	2525 Shader Road
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32804
City Area Code	407
Local Phone Number	298-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LGL
Security Exchange Name	NYSEAMER
Warrants To Purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.01
Trading Symbol	LGL WS
Security Exchange Name	NYSEAMER